Segment information - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) segment	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segment | segment	2
Impairment charges on real estate assets	€ 43,000,000	€ 123,000,000	€ 0
Write-off of content assets	0	29,000,000	0
Property and equipment	188,000,000	247,000,000
Luxembourg
Disclosure of operating segments [line items]
Property and equipment	0	0	€ 0
Cost of revenue | Ad-Supported
Disclosure of operating segments [line items]
Impairment charges on real estate assets	€ 14,000,000	6,000,000
Write-off of content assets		29,000,000
Employee severance costs		12,000,000
Contract terminations and other related costs		€ 8,000,000